FINANCIAL INSTRUMENTS - Commodity Price Risk Derivative Contracts (Details) - 2024 oz in Thousands, bbl in Thousands	Dec. 31, 2023 $ / oz bbl $ / bbl oz
Gold bullion contracts | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	1,700
Gold bullion contracts | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	2,192
Commodity price risk | Brent Crude Oil Option Contracts (barrels)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	270
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	41
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	55
Commodity price risk | Gold bullion contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	160